Short-term loans (Narrative) (Details) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Debt Instrument, Face Amount	$ 106,000
Line of Credit Facility, Maximum Borrowing Capacity	84,000
Restricted short-term deposits	31,489	$ 285
Loans Payable
Debt Instrument, Face Amount	6,300		¥ 693
Line of Credit Facility, Maximum Borrowing Capacity	95,000		546
Restricted short-term deposits	$ 31,000		¥ 200
Debt Instrument, Maturity Date, Description	These loans were all with a maturity of less than one year
Loans Payable | Minimum
Debt Instrument, Interest Rate, Stated Percentage	1.36%		1.36%
Loans Payable | Maximum
Debt Instrument, Interest Rate, Stated Percentage	3.90%		3.90%